RYDEX SERIES FUNDS

                                COMMODITIES FUND

                     Supplement dated August 4, 2006 to the
           Rydex Series Funds Investor and H-Class Shares Prospectus,
                   Advisor and H-Class Shares Prospectus, and
                      A-Class and C-Class Shares Prospectus
                              Dated August 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES
(THE "PROSPECTUSES") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THOSE PROSPECTUSES.
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Effective  September 30, 2006, the Fund's investment  adviser,  Rydex
Investments (the "Advisor")  intends to operate  the  Commodities  Fund
(the "Fund") in a manner consistent with the Fund's current investment objective by investing in commodity-linked structured notes in lieu of commodity-linked swaps. At that time, the Fund will no longer offer unlimited exchange privileges, and will no longer be suitable for purchase by active investors.

However, for the period of August 1, 2006 to September 29, 2006, Rydex Investments will continue to invest, without limit, in commodity-linked swaps or certain other commodity linked derivatives. The Fund will also offer unlimited exchange privileges during this period. The contractual advisory fee waiver implemented by the Advisor on April 20, 2006, and referenced in the Fund's "Fees and Expenses" table will remain in effect.

    THE FOLLOWING CHANGES TO THE PROSPECTUSES ARE EFFECTIVE FOR THE PERIOD OF
                     AUGUST 1, 2006 TO SEPTEMBER 29, 2006.

UNDER THE HEADING "PRINCIPAL RISKS," ON PAGE 133 OF THE INVESTOR AND H-CLASS SHARES PROSPECTUS, PAGE 133 OF THE ADVISOR AND H-CLASS SHARES PROSPECTUS, AND PAGE 167 OF THE A-CLASS AND C-CLASS SHARES PROSPECTUS, THE "STRUCTURED NOTE RISK" DISCLOSURE IS DELETED AND REPLACED WITH THE FOLLOWING RISK
DISCLOSURE:

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING IN THE FUNDS," ON PAGE 150 OF THE INVESTOR AND H-CLASS SHARES PROSPECTUS, PAGE 150 OF THE ADVISOR AND H-CLASS SHARES PROSPECTUS, AND PAGE 187 OF THE A-CLASS AND C-CLASS SHARES PROSPECTUS, THE "STRUCTURED NOTE RISK" DISCLOSURE IS HEREBY DELETED AND THE COMMODITIES FUND IS ADDED TO THE LIST OF FUNDS SUBJECT TO "SWAP COUNTERPARTY CREDIT RISK."

UNDER THE HEADING "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES," ON PAGE 175 OF THE INVESTOR AND H-CLASS SHARES PROSPECTUS, PAGE 174 OF THE ADVISOR AND H-CLASS SHARES PROSPECTUS, AND PAGE 213 OF THE A-CLASS AND C-CLASS SHARES PROSPECTUS, THE REFERENCE TO THE COMMODITIES FUND IN THE FIRST SENTENCE OF THE FIRST PARAGRAPH AND THE SECOND, THIRD, AND FOURTH PARAGRAPHS HAVE BEEN DELETED.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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